Consolidated statements of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	€ 897	€ (698)	€ (463)
Discontinued operations, net of income taxes	4	(142)	10
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation, amortization, and impairment of assets	1,125	1,390	1,261
Impairment of goodwill	0	0	8
Share-based compensation	141	96	88
Net loss (gain) on sale of assets	23	(19)	(71)
Interest income	(85)	(81)	(46)
Interest expense on debt, borrowings, and other liabilities	273	270	255
Results of associates	9	126	107
Income tax expense (benefit)	282	964	(71)
Decrease (increase) in working capital	(26)	(355)	913
Decrease (increase) in receivables and other current assets	(9)	(1)	298
Decrease (Increase) in inventories	(115)	230	257
Increase (decrease) in accounts payable, accrued and other current liabilities	97	(583)	358
Decrease (increase) in non-current receivables and other assets	(44)	(5)	(33)
Increase (decrease) in other liabilities	54	(51)	(38)
Increase (decrease) in provisions	(1,215)	316	422
Other items	104	101	129
Interest received	83	83	53
Interest paid	(253)	(261)	(250)
Dividends received from investments in associates	13	8	13
Income taxes paid	(213)	(173)	(152)
Net cash provided by (used for) operating activities	1,172	1,569	2,136
Cash flows from investing activities
Net capital expenditures	(660)	(663)	(554)
Purchase of intangible assets	(136)	(118)	(96)
Expenditures on development assets	(263)	(241)	(203)
Capital expenditures on property, plant and equipment	(269)	(317)	(345)
Proceeds from sales of property, plant and equipment	9	13	90
Net proceeds from (cash used for) derivatives and current financial assets	(67)	38	(46)
Purchase of other non-current financial assets	(46)	(123)	(92)
Proceeds from other non-current financial assets	61	57	48
Purchase of businesses, net of cash acquired	(3)	(8)	(73)
Sale of interests in businesses, net of cash disposed	(22)	126	80
Net cash provided by (used for) for investing activities	(737)	(573)	(636)
Cash flows from financing activities
Proceeds from issuance (payments on) short-term debt	(24)	(30)	29
Principal payments on current portion of long-term debt	(609)	(763)	(754)
Proceeds from issuance of long-term debt	1,057	710	544
Re-issuance of treasury shares	13	0	0
Purchase of treasury shares	0	(411)	(662)
Dividends paid to shareholders of Koninklijke Philips N.V.	(328)	(1)	(2)
Dividends paid to shareholders of non-controlling interests	(2)	(2)	(3)
Net cash provided by (used for) financing activities	107	(496)	(848)
Net cash provided by (used for) continuing operations	542	500	652
Net cash provided by (used for) discontinued operations	(10)	(13)	123
Net cash provided by (used for) continuing and discontinued operations	532	487	776
Effect of changes in exchange rates on cash and cash equivalents	(139)	45	(79)
Cash and cash equivalents at the beginning of the period	2,401	1,869	1,172
Cash and cash equivalents at the end of the period	€ 2,794	€ 2,401	€ 1,869